Equity Incentive Plans (Summarizes Information About Options Outstanding) (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012 Year	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 0.2116
Range of exercise price, maximum	$ 25.9900
Option outstanding, Shares	12,407,828	11,323,492	9,166,318	7,105,356
Option outstanding , Weighted average remaining contractual life	7.24	7.37	7.54	7.90
Options exercisable Shares	7,049,945
$0.2116 - $2.7600 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 0.2116
Range of exercise price, maximum	$ 2.7600
Option outstanding, Shares	1,835,192
Option outstanding , Weighted average remaining contractual life	3.53
Options exercisable Shares	1,835,192
$3.3600 - $4.3900 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 3.3600
Range of exercise price, maximum	$ 4.3900
Option outstanding, Shares	773,508
Option outstanding , Weighted average remaining contractual life	5.52
Options exercisable Shares	773,508
$4.6700 - $4.6700 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 4.6700
Range of exercise price, maximum	$ 4.6700
Option outstanding, Shares	2,166,563
Option outstanding , Weighted average remaining contractual life	6.69
Options exercisable Shares	1,750,263
$5.3150 - $5.3800 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 5.3150
Range of exercise price, maximum	$ 5.3800
Option outstanding, Shares	524,730
Option outstanding , Weighted average remaining contractual life	6.16
Options exercisable Shares	497,499
$5.6050 - $5.6050 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 5.6050
Range of exercise price, maximum	$ 5.6050
Option outstanding, Shares	2,218,313
Option outstanding , Weighted average remaining contractual life	7.64
Options exercisable Shares	1,279,830
$6.8000 - $6.8000 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 6.8000
Range of exercise price, maximum	$ 6.8000
Option outstanding, Shares	599,105
Option outstanding , Weighted average remaining contractual life	7.96
Options exercisable Shares	265,594
$7.7000 - $7.7000 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 7.7000
Range of exercise price, maximum	$ 7.7000
Option outstanding, Shares	2,220,917
Option outstanding , Weighted average remaining contractual life	8.75
Options exercisable Shares	647,923
$9.5850 - $25.9900 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, minimum	$ 9.5850
Range of exercise price, maximum	$ 25.9900
Option outstanding, Shares	2,069,500
Option outstanding , Weighted average remaining contractual life	9.50
Options exercisable Shares	136